Schedule of Debt (Details)	12 Months Ended
Jan. 31, 2015 USD ($)
Long-term Debt And Convertible Promissory Notes Schedule Of Debt 1	$ 6,149
Long-term Debt And Convertible Promissory Notes Schedule Of Debt 2	561
Long-term Debt And Convertible Promissory Notes Schedule Of Debt 3	0
Long-term Debt And Convertible Promissory Notes Schedule Of Debt 4	6,710
Long-term Debt And Convertible Promissory Notes Schedule Of Debt 5	6,149
Long-term Debt And Convertible Promissory Notes Schedule Of Debt 6	$ 561